COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of Lessee Quantitative Information
The table below presents the summarized quantitative information with regard to lease contracts we have entered into:

	Fiscal Year Ended
(In thousands)	December 31, 2024	December 31, 2023
Operating lease expense	$7,671	$5,236
Cash paid for amounts included in the measurement of lease liabilities
Cash paid for operating leases	9,174	5,941
Right-of-use assets obtained in exchange for lease obligations	20,107	10,929
Weighted-average remaining lease term (in years) – operating leases	4.3	3.9
Weighted-average discount rate – operating leases	15.9%	6.5%

Schedule of Lessee, Operating Lease, Liability, Maturity
The following table presents our minimum future rental payments on leases placed in service as of December 31, 2024:

(In thousands)	Operating Leases	Finance Lease
2025	$14,459	$519
2026	11,903	535
2027	10,379	229
2028	7,428	—
2029	6,533	—
Thereafter	2,979	—
Total lease payments	53,681	1,283
Less: imputed interest	(17,157)	(89)
Total	$36,524	$1,194

Schedule of Finance Lease, Liability, Fiscal Year Maturity
The following table presents our minimum future rental payments on leases placed in service as of December 31, 2024:

(In thousands)	Operating Leases	Finance Lease
2025	$14,459	$519
2026	11,903	535
2027	10,379	229
2028	7,428	—
2029	6,533	—
Thereafter	2,979	—
Total lease payments	53,681	1,283
Less: imputed interest	(17,157)	(89)
Total	$36,524	$1,194

Schedule of Purchase Obligations
Future purchase obligations under non-cancellable purchase orders as of December 31, 2024 are as follows:

(In thousands)	Fiscal Year 2025	Fiscal Year 2026	Fiscal Year 2027 and thereafter	Total
Future purchase obligations	$7,976	$—	$—	$7,976

Schedule of Product Warranty
The following table summarizes the product warranty activities for fiscal years 2024 and 2023:

	Fiscal Year
(In thousands)	2024	2023
Balance at the beginning of the period	$20,990	$28,347
Accruals for warranties issued during the period	1,672	6,437
Settlements and adjustments during the period	(8,766)	(13,794)
Reclassification to liabilities classified as held for sale during the period	(8,745)	—
Balance at the end of the period	$5,151	$20,990